John H. Lively

The Law Offices of John H. Lively & Associates, Inc .

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

July 6, 2017

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE:    The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 262 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 263 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Green Owl Intrinsic Value Fund (the “Fund”). The Amendment is being filed pursuant to Rule 485(a) for the purpose of revising the ownership disclosure in regards to the investment adviser to the Fund. The Trust is also filing a proxy statement on Schedule 14A to solicit shareholder vote on a new advisory agreement for the Fund necessitated by a change in control of the investment adviser. We note that the disclosures contained in the Amendment are in all material respects the same as those contained in Post-Effective Amendment No. 253 under the 1933 Act and Amendment No. 254 under the 1940 Act to the Registration Statement as filed on February 28, 2017. The Trust therefore is requesting selective review of this Amendment in accordance with the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively